Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Note — 0.3%

Volatility Note — 0.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $2,178,037)	110,941	$2,338,636

Exchange Traded Vehicles — 2.7%

British Pound Fund — 0.5%
Invesco CurrencyShares British Pound Sterling Trust*	27,524	3,641,700
Euro Fund — 1.6%
Invesco CurrencyShares Euro Currency Trust*(a)	112,804	12,844,992
Gold Funds — 0.2%
Aberdeen Standard Physical Gold Shares ETF*(a)	7,554	133,706
Graniteshares Gold Trust*(a)	3,056	55,955
iShares Gold Trust*	91,473	1,605,351
SPDR Gold MiniShares Trust*	11,020	202,107

Total Gold Funds		1,997,119

Silver Fund — 0.4%
iShares Silver Trust*	125,737	3,142,168
Total Exchange Traded Vehicles
(Cost $20,440,508)		21,625,979

Investment Companies — 96.8%

Bank Loan Funds — 11.2%
Invesco Senior Loan ETF(a)	2,805,037	62,327,922
SPDR Blackstone / GSO Senior Loan ETF	632,751	29,043,271

Total Bank Loan Funds		91,371,193

BRIC Equity Funds — 2.5%
iShares China Large-Cap ETF(a)	131,283	6,480,129
iShares MSCI China ETF(a)	120,380	10,535,658
SPDR S&P China ETF(a)	21,209	2,987,075

Total BRIC Equity Funds		20,002,862

Broad Fund — 0.5%
FlexShares Global Upstream Natural Resources Index Fund	112,703	3,720,326

Convertible Bond Fund — 6.4%
SPDR Bloomberg Barclays Convertible Securities ETF	616,893	52,182,979

Emerging Bonds - Local Currency Funds — 2.2%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	141,480	3,916,167
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	426,102	13,912,230
WisdomTree Emerging Markets Local Debt Fund(a)	14,541	493,376

Total Emerging Bonds - Local Currency Funds		18,321,773

Emerging Bonds - USD Funds — 2.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	149,611	17,033,212
Vanguard Emerging Markets Government Bond ETF	29,005	2,346,505

Total Emerging Bonds - USD Funds		19,379,717

Emerging Equity Funds — 6.9%
iShares Core MSCI Emerging Markets ETF	427,890	27,312,218
Vanguard FTSE Emerging Markets ETF	551,582	28,505,758

Total Emerging Equity Funds		55,817,976

Emerging Markets Small Cap Equity Fund — 2.3%
SPDR S&P Emerging Markets SmallCap ETF	361,240	18,520,775

Europe Equity Funds — 0.5%
iShares Core MSCI Europe ETF	16,409	833,413
Vanguard FTSE Europe ETF	51,274	3,061,058

Total Europe Equity Funds		3,894,471

Floating Rate - Investment Grade Funds — 3.9%
iShares Floating Rate Bond ETF(a)	429,160	21,818,494
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	310,534	9,520,973

Total Floating Rate - Investment Grade Funds		31,339,467

High Yield Corporate Bond Funds — 0.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	8,943	777,773
SPDR Bloomberg Barclays High Yield Bond ETF	3,477	376,907
Xtrackers USD High Yield Corporate Bond ETF	4,514	225,248

Total High Yield Corporate Bond Funds		1,379,928

International Equity Core Funds — 1.6%
iShares Core MSCI EAFE ETF	95,811	6,570,718
Vanguard FTSE Developed Markets ETF(a)	146,245	6,854,503

Total International Equity Core Funds		13,425,221

International Large Cap Growth Fund — 0.6%
iShares MSCI EAFE Growth ETF(a)	52,114	5,184,822

International Small Cap Equity Funds — 2.9%
Schwab International Small-Cap Equity ETF	219,609	8,213,377
Vanguard FTSE All World ex-U.S. Small-Cap ETF	130,021	15,740,342

Total International Small Cap Equity Funds		23,953,719

Investment Grade Corporate Bond Funds — 9.9%
iShares Broad USD Investment Grade Corporate Bond ETF	54,571	3,340,291
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	227,244	30,814,287
SPDR Portfolio Short Term Corporate Bond ETF	120,834	3,794,188
Vanguard Intermediate-Term Corporate Bond ETF	248,960	23,972,358
Vanguard Short-Term Corporate Bond ETF	227,776	18,930,463

Total Investment Grade Corporate Bond Funds		80,851,587

Japan Equity Fund — 0.3%
iShares MSCI Japan ETF(a)	38,399	2,572,349

Mortgage Backed Securities Funds — 1.2%
iShares MBS ETF	56,913	6,276,935

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Investment Companies (continued)

Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF	59,957	$3,244,273
Total Mortgage Backed Securities Funds		9,521,208

Municipal Bond Fund — 1.2%
VanEck Vectors High Yield Muni ETF(a)	154,346	9,692,929

U.S. Large Cap Core Funds — 0.7%
Energy Select Sector SPDR Fund	10,524	413,804
Financial Select Sector SPDR Fund	13,649	395,139
Health Care Select Sector SPDR Fund(a)	36,277	4,172,943
Technology Select Sector SPDR Fund	2,826	364,356

Total U.S. Large Cap Core Funds		5,346,242

U.S. Large Cap Growth Funds — 2.5%
iShares Core S&P U.S. Growth ETF(a)	22,795	2,014,166
Schwab U.S. Large-Cap Growth ETF(a)	20,187	2,573,640
SPDR Portfolio S&P 500 Growth ETF(a)	33,548	1,846,482
Vanguard Growth ETF(a)	51,958	13,029,508
Vanguard Russell 1000 Growth ETF(a)	4,240	1,043,591

Total U.S. Large Cap Growth Funds		20,507,387

U.S. Medium Term Treasury Bond Funds — 4.5%
iShares 3-7 Year Treasury Bond ETF(a)	141,200	18,724,532
Schwab Intermediate-Term U.S. Treasury ETF(a)	114,343	6,628,464
Vanguard Intermediate-Term Treasury ETF	163,232	11,280,963

Total U.S. Medium Term Treasury Bond Funds		36,633,959

U.S. Preferred Funds — 0.1%
Invesco Preferred ETF	17,864	265,459
iShares Preferred & Income Securities ETF(a)	19,472	737,015

Total U.S. Preferred Funds		1,002,474

U.S. Small Cap Value Funds — 0.7%
iShares Russell 2000 Value ETF	13,215	1,828,956
iShares S&P Small-Cap 600 Value ETF(a)	11,595	1,001,692
Vanguard Small-Cap Value ETF	18,554	2,692,371

Total U.S. Small Cap Value Funds		5,523,019

U.S. Ultra Short Term Bond Funds — 31.6%
Goldman Sachs Access Treasury 0-1 Year ETF	527,813	52,844,637
Invesco Treasury Collateral ETF	200,465	21,183,136
IQ Ultra Short Duration ETF†	3,150,607	156,490,650
iShares Short Treasury Bond ETF(a)(b)	237,184	26,213,576
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,305	485,514

Total U.S. Ultra Short Term Bond Funds		257,217,513

Total Investment Companies
(Cost $743,421,821)		787,363,896

Short-Term Investments — 10.8%

Money Market Funds — 10.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	87,000,627	$87,000,627
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	690,147	690,147
Total Short-Term Investments
(Cost $87,690,774)		87,690,774

Total Investments — 110.6%
(Cost $853,731,140)		899,019,285
Other Assets and Liabilities, Net — (10.6)%		(86,687,976)
Net Assets — 100.0%		$812,331,309

1

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $120,664,280; total market value of collateral held by the Fund was $123,624,791. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $36,624,164.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,699,798.
(c)	Reflects the 1-day yield at January 31, 2021.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$6,602	$–
Aberdeen Standard Physical Gold Shares ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	6,602	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/02/2021	Monthly	(863,027)	–
Consumer Discretionary Select Sector SPDR Fund	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(863,027)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	20,446	–
Energy Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	20,446	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	19,512	–
Financial Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	19,512	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	183,734	–
FlexShares Global Upstream Natural Resources Index Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	183,734	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,609,628	–
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	2,609,628	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,765	–
Graniteshares Gold Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	2,765	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	206,019	–
Health Care Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	206,019	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1-Day FEDEF - 0.88%	7/02/2021	Monthly	(1,125,823)	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,125,823)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	179,809	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	179,809	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	634,370	–
Invesco CurrencyShares Euro Currency Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	634,370	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 3.03%	7/02/2021	Monthly	(3,611,547)	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(3,611,547)	–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 2.08%	7/02/2021	Monthly	(558,833)	–
Invesco KBW Bank ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(558,833)	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	13,107	–
Invesco Preferred ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	13,107	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1-Day FEDEF - 1.68%	7/02/2021	Monthly	(822,760)	–
Invesco S&P 500 Low Volatility ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(822,760)	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,077,937	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Senior Loan ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$3,077,937	$–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,046,133	–
Invesco Treasury Collateral ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,046,133	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	115,497	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	115,497	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	7,618,832	–
IQ Ultra Short Duration ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	7,728,006	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(187,650)	–
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(187,650)	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(322,544)	–
iShares 20+ Year Treasury Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(322,544)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	924,690	–
iShares 3-7 Year Treasury Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	924,690	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	164,961	–
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	164,961	–
iShares China Large-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	320,001	–
iShares China Large-Cap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	320,001	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	324,452	–
iShares Core MSCI EAFE ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	324,452	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,348,792	–
iShares Core MSCI Emerging Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,348,792	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	41,140	–
iShares Core MSCI Europe ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	41,140	–
iShares Core MSCI Pacific ETF	Morgan Stanley	1-Day FEDEF - 7.53%	7/02/2021	Monthly	(1,258,242)	–
iShares Core MSCI Pacific ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,258,242)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	99,493	–
iShares Core S&P U.S. Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	99,493	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 2.33%	7/02/2021	Monthly	(547,649)	–
iShares Core S&P U.S. Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(547,649)	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 2.98%	7/02/2021	Monthly	(405,742)	–
iShares Core U.S. REIT ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(405,742)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,077,452	–
iShares Floating Rate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,077,452	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	79,273	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Gold Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$79,273	$–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,521,703	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,521,703	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	38,441	–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	38,441	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	841,124	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	841,124	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	310,025	–
iShares MBS ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	310,025	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	520,306	–
iShares MSCI China ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	520,306	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	256,087	–
iShares MSCI EAFE Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	256,087	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1 Day FEDEF - 0.35%	7/02/2021	Monthly	(279,287)	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(279,287)	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	127,013	–
iShares MSCI Japan ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	127,013	–
iShares MSCI USA Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(3,328,440)	–
iShares MSCI USA Min Vol Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(3,328,440)	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.63%	7/02/2021	Monthly	(698,863)	–
iShares MSCI USA Momentum Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(698,863)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	36,412	–
iShares Preferred & Income Securities ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	36,412	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.48%	7/02/2021	Monthly	(2,358,362)	–
iShares Russell 2000 Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(2,358,362)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	90,375	–
iShares Russell 2000 Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	90,375	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 3.18%	7/02/2021	Monthly	(1,064,596)	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,064,596)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	49,501	–
iShares S&P Small-Cap 600 Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	49,501	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,294,521	–
iShares Short Treasury Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,294,521	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$155,163	$–
iShares Silver Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	155,163	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(2,113,755)	–
iShares TIPS Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(2,113,755)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	327,299	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	327,299	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	405,603	–
Schwab International Small-Cap Equity ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	405,603	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	127,108	–
Schwab U.S. Large-Cap Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	127,108	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.68%	7/02/2021	Monthly	(580,677)	–
Schwab U.S. Large-Cap Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(580,677)	–
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	7/02/2021	Monthly	(1,168,917)	–
Schwab U.S. REIT ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,168,917)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,434,237	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,434,237	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	23,978	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	23,978	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,576,950	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	2,576,950	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	193,400	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	193,400	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	18,645	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	18,645	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	470,171	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	470,171	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(117,120)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(117,120)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.88%	7/02/2021	Monthly	(2,997,593)	–
SPDR Dow Jones International Real Estate ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(2,997,593)	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,977	–
SPDR Gold MiniShares Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	9,977	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	$(48,721)	$–
SPDR Portfolio Long Term Treasury ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(48,721)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	91,201	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	91,201	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(544,909)	–
SPDR Portfolio S&P 500 Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(544,909)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	187,364	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	187,364	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(1,100,896)	–
SPDR S&P Bank ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,100,896)	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	147,459	–
SPDR S&P China ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	147,459	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	914,606	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	914,606	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	18,050	–
Technology Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	18,050	–
VanEck Vectors High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	478,662	–
VanEck Vectors High Yield Muni ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	478,662	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	687,021	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	687,021	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	115,849	–
Vanguard Emerging Markets Government Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	115,849	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	777,326	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	777,326	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	338,495	–
Vanguard FTSE Developed Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	338,495	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,407,712	–
Vanguard FTSE Emerging Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,407,712	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	151,160	–
Vanguard FTSE Europe ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	151,160	–
Vanguard FTSE Pacific ETF	Morgan Stanley	1-Day FEDEF - 2.98%	7/02/2021	Monthly	(5,141,755)	–
Vanguard FTSE Pacific ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(5,141,755)	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	643,476	–
Vanguard Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	643,476	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$1,183,789	$–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,183,789	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	557,096	–
Vanguard Intermediate-Term Treasury ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	557,096	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 5.43%	7/02/2021	Monthly	(40,973)	–
Vanguard Long-Term Treasury ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(40,973)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	160,220	–
Vanguard Mortgage-Backed Securities ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	160,220	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	51,441	–
Vanguard Russell 1000 Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	51,441	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 5.08%	7/02/2021	Monthly	(243,995)	–
Vanguard Russell 1000 Value	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(243,995)	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	934,821	–
Vanguard Short-Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	934,821	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 1.13%	7/02/2021	Monthly	(2,819,579)	–
Vanguard Small-Cap Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(2,819,579)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	132,921	–
Vanguard Small-Cap Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	132,921	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(4,449,354)	–
Vanguard Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(4,449,354)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	24,362	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	24,362	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 23.88%	7/02/2021	Monthly	(764,042)	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(764,042)	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 6.23%	7/02/2021	Monthly	(772,510)	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(772,510)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	11,128	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	11,128	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $450,000 at January 31, 2021.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,699,798 and with Bank of America amounted to $- at January 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2021 (unaudited)

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

LIBOR — London InterBank Offered Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Note	$2,338,636	$–	$–	$2,338,636
Exchange Traded Vehicles	21,625,979	–	–	21,625,979
Investment Companies	787,363,896	–	–	787,363,896
Short-Term Investments:
Money Market Funds	87,690,774	–	–	87,690,774
Total Investments in Securities	899,019,285	–	–	899,469,285
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$899,019,285	$–	$–	$899,019,285
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
Invesco Treasury Collateral ETF(i)	403,476	42,760,387	–	–	–	–	–	–	–	–
IQ Ultra Short Duration ETF	1,137,443	56,246,556	120,422,539	(20,637,351)	389,419	69,487	705,459	561,469	3,150,607	156,490,650
	1,540,919	99,006,943	120,422,539	(20,637,351)	389,419	69,487	705,459	561,469	3,150,607	156,490,650

(i) As of January 31, 2021, this security was no longer considered to be an affiliate of the Fund.